Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and contingencies
Schedule of future minimum commitments under facility operating leases	As of June 30, 2017, future minimum commitments under facility operating leases were as follows (in thousands):

Operating
leases

2017	$159
2018	319
2019	184
Total minimum lease payments	$662